Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
2009 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	804,786,508
Number of shares authorized, as a percentage of outstanding stock	10.00%
Weighted average share price at the date of exercise for share options exercised during period | $ / shares	$ 5.26	$ 5.72	$ 4.74
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets | $		$ 0.0	$ 0.0
2009 SCL Equity Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets | $	$ 1.0
2009 SCL Equity Plan [Member] | Cash-settled restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments modified to cash-settled from equity-settled		0	852,000
Share-based liabilities paid in share-based payment arrangement | $		$ 5.0	$ 3.0
Liabilities from share-based payment transactions | $	$ 1.0		$ 4.0
LVSC 2004 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised		26,344,000
Number of shares available for grant	9,777,920
Weighted average share price at the date of exercise for share options exercised during period | $ / shares		$ 77.66	$ 69.08
Number of additional shares authorized	10,000,000
Share-based expense allocated | $	$ 0.3	$ 0.3	$ 0.6
2019 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	808,619,139
Number of shares authorized, as a percentage of outstanding stock	10.00%
Number of shares available for grant	808,619,139
Granted (in shares)	0